Consolidated Statements of Income and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($) $ / shares shares	Dec. 31, 2017 MXN ($) $ / shares shares
Revenues:
Aeronautical services	$ 304,814	$ 5,752,662	$ 5,140,052	$ 4,347,031
Non-aeronautical services	96,415	1,819,605	1,625,497	1,456,338
Construction services	50,593	954,834	1,141,505	1,326,458
Total revenues	451,822	8,527,101	7,907,054	7,129,827
Operating costs and expenses:
Cost of services, excluding depreciation and amortization	50,560	954,207	977,896	981,065
Major maintenance provision	15,489	292,324	248,636	291,038
Cost of construction	50,593	954,834	1,141,505	1,326,458
Administrative expenses	28,754	542,664	563,151	587,917
Right to use airport facilities	19,264	363,561	319,180	271,331
Technical assistance fees	7,954	150,108	172,610	135,074
Depreciation and amortization	22,003	415,252	351,745	299,205
Other income, net	(61)	(1,155)	(205)	(1,380)
Total operating costs and expenses	194,556	3,671,795	3,774,518	3,890,708
Operating income	257,266	4,855,306	4,132,536	3,239,119
Interest expense	19,923	376,008	325,557	352,822
Interest income	(9,073)	(171,236)	(194,091)	(127,290)
Exchange loss, net	2,696	50,878	15,488	63,072
Total non-operating loss	13,546	255,650	146,954	288,604
Income before income taxes	243,720	4,599,656	3,985,582	2,950,515
Income tax expense	72,709	1,372,222	1,121,403	813,073
Consolidated net income for the year	171,011	3,227,434	2,864,179	2,137,442
Items that will not be subsequently reclassified to profit or loss:
Actuarial gain (loss) on labor obligations	(680)	(12,834)	24,173	(4,199)
Income tax relating to actuarial loss (gain) on labor obligations	204	3,850	(4)	1,260
Total other comprehensive income (loss)	(476)	(8,984)	24,169	(2,939)
Total comprehensive income for the year	170,535	3,218,450	2,888,348	2,134,503
Consolidated net income attributable to:
Controlling interest	170,606	3,219,798	2,851,822	2,127,576
Non-controlling interest	405	7,636	12,357	9,866
Comprehensive income attributable to:
Controlling interest	170,130	3,210,814	2,875,991	2,124,637
Non-controlling interest	$ 405	$ 7,636	$ 12,357	$ 9,866
Basic and diluted earnings per share of controlling interest | (per share)	$ 0.4344	$ 8.1984	$ 7.2483	$ 5.4046
Weighted average shares outstanding	392,736,827	392,736,827	393,446,466	393,660,889